Other Assets - Roll forward (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Beginning balance, Gross carrying amount	$ 96	$ 266	$ 96	$ 96	$ 266	$ 266	$ 266
Beginning balance, Accumulated amortization	0	(257)	(21)	(5)	(256)	(256)	(256)
Beginning balance, Net carrying amount	96	9	75	91	10	10	10
Ending balance, Gross carrying amount	96		96	96	266	266	266
Ending balance, Accumulated amortization	(5)		(34)	(21)	(256)	(256)	(256)
Ending balance, Net carrying amount	91		62	75	10	10	10
Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Beginning balance, Accumulated amortization	257
Ending balance, Gross carrying amount		266
Ending balance, Accumulated amortization		(257)
Ending balance, Net carrying amount		9
Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Beginning balance, Gross carrying amount	(170)
Beginning balance, Net carrying amount	87
Other Assets [Member]
Amortization	$ (5)	$ 0	$ (13)	$ (16)	$ 0	$ 0	$ 0